Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Teekay Nakilat Capital Lease (Details) $ in Millions	9 Months Ended
	Sep. 30, 2017 USD ($) vessel agreement	Dec. 22, 2014 USD ($)
Teekay LNG | Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Number of vessels | vessel	3
Security deposit against future claims		$ 6.8
Teekay LNG | RasGas II LNG Carriers | Foreign Tax Authority
Loss Contingencies [Line Items]
Share of potential exposure	70.00%
Teekay Nakilat Joint Venture | Foreign Tax Authority
Loss Contingencies [Line Items]
Estimated shares of lease rental increase claim	$ 42.0
Teekay Nakilat Corporation | Teekay LNG
Loss Contingencies [Line Items]
Number of lease agreements | agreement	3
Lease term	30 years
Teekay Nakilat Joint Venture | Teekay LNG | Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Share of potential exposure	70.00%